                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2012
Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MILL ROAD CAPITAL MANAGEMENT LLC
Address: 382 GREENWICH AVENUE, SUITE ONE
         GREENWICH, CT 06830

Form 13F File Number: 028-14342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    SCOTT SCHARFMAN
Title:   MANAGEMENT COMMITTEE DIRECTOR
Phone:   (203) 987-3500

Signature, Place, and Date of Signing:

/s/ Scott Scharfman             Greenwich, CT        February 14, 2013
------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           25

Form 13F Information Table Value Total:  $   110,495
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name

1     028-14344               MILL ROAD CAPITAL GP LLC

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       MILL ROAD CAPITAL MANAGEMENT LLC FORM 13F INFORMATION TABLE DATA

COLUMN 1                       COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------                       -------- --------- -------- --------------------- ------------ -------- ---------------------
                               TITLE OF            VALUE    SHRS OR         PUT/  INVESTMENT   OTHER
NAME OF ISSUER                   CLASS    CUSIP   (X$1000)  PRN AMT  SH/PRN CALL  DISCRETION  MANAGER    VOTING AUTHORITY
--------------                 -------- --------- -------- --------- ------ ---- ------------ -------- ---------------------
                                                                                                       SOLE SHARED   NONE
                                                                                                       ---- ------ ---------
ASTRO-MED INC NEW              COM      04638F108      679    67,283   SH        SHARED-OTHER    1                    67,283
ALLIED MOTION TECHNOLOGIES INC COM      019330109      823   124,735   SH        SHARED-OTHER    1                   124,735
AMERICAN PAC CORP              COM      028740108   14,154   916,690   SH        SHARED-OTHER                        916,690
CACHE INC                      COM NEW  127150308    1,006   415,680   SH        SHARED-OTHER    1                   415,680
CROWN CRAFTS INC               COM      228309100    2,177   435,470   SH        SHARED-OTHER    1                   435,470
COLDWATER CREEK INC            COM NEW  193068202    2,001   416,064   SH        SHARED-OTHER    1                   416,064
DESTINATION MATERNITY CORP     COM      25065D100   27,587 1,279,026   SH        SHARED-OTHER    1                 1,279,026
BARRY R G CORP OHIO            COM      068798107    9,087   641,286   SH        SHARED-OTHER                        641,286
AMBASSADORS GROUP INC          COM      023177108    3,458   811,624   SH        SHARED-OTHER    1                   811,624
GAIAM INC                      CL A     36268Q103    3,138   993,017   SH        SHARED-OTHER    1                   993,017
GAMING PARTNERS INTL CORP      COM      36467A107    2,700   393,540   SH        SHARED-OTHER    1                   393,540
HARVARD BIOSCIENCE INC         COM      416906105    3,610   824,188   SH        SHARED-OTHER                        824,188
HARRIS INTERACTIVE INC         COM      414549105    5,280 4,399,992   SH        SHARED-OTHER    1                 4,399,992
LIFETIME BRANDS INC            COM      53222Q103    4,146   390,763   SH        SHARED-OTHER                        390,763
LYDALL INC DEL                 COM      550819106    7,352   512,672   SH        SHARED-OTHER                        512,672
LEARNING TREE INTL INC         COM      522015106    4,384   831,771   SH        SHARED-OTHER    1                   831,771
MATERIAL SCIENCES CORP         COM      576674105    2,460   272,403   SH        SHARED-OTHER    1                   272,403
MOD PAC CORP                   COM      607495108      194    28,601   SH        SHARED-OTHER    1                    28,601
NATIONAL TECHNICAL SYS INC     COM      638104109   10,478 1,362,556   SH        SHARED-OTHER    1                 1,362,556
SMTC CORP                      COM NEW  832682207    1,831   753,979   SH        SHARED-OTHER    1                   753,979
SPARTON CORP                   COM      847235108      694    50,000   SH        SHARED-OTHER    1                    50,000
SUMMER INFANT INC              COM      865646103      153    87,784   SH        SHARED-OTHER                         87,784
MANAGEMENT NETWORK GROUP INC   COM NEW  561693201    1,362   589,507   SH        SHARED-OTHER    1                   589,507
UNIVERSAL ELECTRS INC          COM      913483103      708    36,600   SH        SHARED-OTHER                         36,600
XO GROUP INC                   COM      983772104    1,033   111,100   SH        SHARED-OTHER                        111,100
                                                   110,495